UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100

Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey          February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $525,822
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 28-10536 Pennant Offshore Partners, Ltd.

2. 28-10768 Pennant Onshore Qualified, LP

3. 28-10746 Pennant General Partner, LLC

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                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2004

                                                       VALUE     SHRS OR   SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRTN   MNGRS     SOLE     SHARED   NONE

Accredited Home Lenders
   Hld Co.                Common Stock     00437P107   21,690     436,600  SH     0   SOLE     1,2,3.    436,600      0       0
Aetna Inc.                Common Stock     00817Y108    8,109      65,000  SH     0   SOLE     1,2,3.     65,000      0       0
Agere Systems Inc.
   - CL A                 Common Stock     00845V100    2,740   2,000,000  SH     0   SOLE     1,2,3.  2,000,000      0       0
Alleghany Corporation     Common Stock     017175100    8,244      28,900  SH     0   SOLE     1,2,3.     28,900      0       0
American International
   Group, Inc             Common Stock     026874107    2,627      40,000  SH     0   SOLE     1,2,3.     40,000      0       0
Amerigroup Corporation    Common Stock     03073t102    8,323     110,000  SH     0   SOLE     1,2,3.    110,000      0       0
Apria Healthcare Group
   Inc                    Common Stock     037933108   11,608     352,300  SH     0   SOLE     1,2,3.    352,300      0       0
Banta Corporation         Common Stock     066821109   13,392     299,200  SH     0   SOLE     1,2,3.    299,200      0       0
Capital Lease Funding
   Inc.                   Common Stock     140288101   11,250     900,000  SH     0   SOLE     1,2,3.    900,000      0       0
Clarus Corporation        Common Stock     182707109    3,375     375,000  SH     0   SOLE     1,2,3.    375,000      0       0
Commscope Inc.            Common Stock     203372107   11,340     600,000  SH     0   SOLE     1,2,3.    600,000      0       0
Conseco Inc.              Common Stock     208464883   12,838     643,500  SH     0   SOLE     1,2,3.    643,500      0       0
Denbury Resources
   Incorporated           Common Stock     247916208    8,235     300,000  SH     0   SOLE     1,2,3.    300,000      0       0
Devon Energy Corp.        Common Stock     25179m103      560      14,400  SH     0   SOLE     1,2,3.     14,400      0       0
Enterasys Networks Inc.   Common Stock     293637104    3,996   2,220,000  SH     0   SOLE     1,2,3.  2,220,000      0       0
Federal Home Loan
   Mortgage Company       Common Stock     313400301   17,688     240,000  SH     0   SOLE     1,2,3.    240,000      0       0
Fidelity National
   Financial, Inc.        Common Stock     316326107   14,340     314,000  SH     0   SOLE     1,2,3.    314,000      0       0
Franklin Bank Corp.       Common Stock     352451108      731      40,073  SH     0   SOLE     1,2,3.     40,073      0       0
Handleman Co.             Common Stock     410252100   10,740     500,000  SH     0   SOLE     1,2,3.    500,000      0       0
Houston Exploration
   Company                Common Stock     442120101   10,136     180,000  SH     0   SOLE     1,2,3.    180,000      0       0
Inamed Corp.              Common Stock     453235103    7,906     125,000  SH     0   SOLE     1,2,3.    125,000      0       0
Kadant Inc.               Common Stock     48282T104    9,438     460,400  SH     0   SOLE     1,2,3.    460,400      0       0
Levitt Corporation
   Florida                Common Stock     52742p108    8,254     270,000  SH     0   SOLE     1,2,3.    270,000      0       0
Lipman Electronic
   Engineering            Common Stock     m6772h101    7,533     270,000  SH     0   SOLE     1,2,3.    270,000      0       0
MDC Corp Inc              Common Stock     552697104    4,300     400,000  SH     0   SOLE     1,2,3.    400,000      0       0
Massey Energy Company     Common Stock     576206106   22,019     630,000  SH     0   SOLE     1,2,3.    630,000      0       0
Merck & Co.               Common Stock     589331107    9,642     300,000  SH     0   SOLE     1,2,3.    300,000      0       0
Moneygram International   Common Stock     60935y109    9,090     430,000  SH     0   SOLE     1,2,3.    430,000      0       0
Newmont Mining
   Corporation            Common Stock     651639106    7,106     160,000  SH     0   SOLE     1,2,3.    160,000      0       0
OfficeMax Inc.            Common Stock     67622p101   12,238     390,000  SH     0   SOLE     1,2,3.    390,000      0       0
Old Republic
   International Corp     Common Stock     680223104   11,891     470,000  SH     0   SOLE     1,2,3.    470,000      0       0
Pfizer                    Common Stock     717081103    8,067     300,000  SH     0   SOLE     1,2,3.    300,000      0       0
R.R. Donnelley & Sons
   Company                Common Stock     257867101   17,525     496,600  SH     0   SOLE     1,2,3.    496,600      0       0
RADVision Ltd             Common Stock     M81869105    5,913     439,000  SH     0   SOLE     1,2,3.    439,000      0       0
Rinker Group Ltd          Common Stock     76687m101   26,998     325,000  SH     0   SOLE     1,2,3.    325,000      0       0
Sanfilippo (John B.)
   & Son, Inc             Common Stock     800422107    5,369     208,250  SH     0   SOLE     1,2,3.    208,250      0       0
Sappi LTD                 Common Stock     803069202   12,325     850,000  SH     0   SOLE     1,2,3.    850,000      0       0
Saxon Capital             Common Stock     80556t106   18,952     790,000  SH     0   SOLE     1,2,3.    790,000      0       0
USG Corporation           Common Stock     903293405    5,638     140,000  SH     0   SOLE     1,2,3.    140,000      0       0
United States Steel
   Corp.                  Common Stock     912909108   26,138     510,000  SH     0   SOLE     1,2,3.    510,000      0       0
Universal Stainless
   & Alloy Products       Common Stock     913837100    9,256     623,190  SH     0   SOLE     1,2,3.    623,190      0       0
Viad Corp                 Common Stock     92552R109    7,123     250,000  SH     0   SOLE     1,2,3.    250,000      0       0
Walter Industries Inc     Common Stock     93317q105   30,694     910,000  SH     0   SOLE     1,2,3.    910,000      0       0
Washington Group Intl.    Common Stock     938862208   35,737     866,350  SH     0   SOLE     1,2,3.    866,350      0       0
Wyeth                     Common Stock     983024100   10,758     252,600  SH     0   SOLE     1,2,3.    252,600      0       0
US Steel Call @50 Exp
   1/22/05                Call Option      912909108      103       2,000   0   Call  SOLE     1,2,3.      2,000      0       0
Electronic Arts Put @55
   Exp 1/22/05            Put Option      285512109    10,763     174,500   0   Put   SOLE     1,2,3.    174,500      0       0
Electronic Arts Put @60
   Exp 1/22/05            Put Option      285512109     3,084      50,000   0   Put   SOLE     1,2,3.     50,000      0       0
                                               Total:  525822

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03461.0004 #545917